State Street Communication Services Select Sector SPDR ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
State Street Communication Services Select Sector SPDR ETF | State Street Communication Services Select Sector SPDR ETF
Prospectus [Line Items]
Annual Return [Percent]	23.10%	34.64%	52.84%	(37.65%)	15.89%	26.82%	31.23%